Financial instruments with off-balance sheet credit risk (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Off-balance Sheet Risks [Line Items]
Confirmed letters of credit	$ 221,963	$ 106,415
Stand-by letters of credit and guarantees - Commercial risk	137,285	25,167
Credit commitments	121,175	103,294
Financial Instruments With Off-Balance Sheet Credit Risk	$ 480,423	$ 234,876